Contingencies (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Contingencies (Textuals) [Abstract]
Committed future sublease income, 2012	$ 4,292
Committed future sublease income, 2013	2,791
Committed future sublease income, 2014	603
Committed future sublease income, 2015	83
Rent expense, net of sublease income	$ 40,104	$ 40,560	$ 43,726
Product warranty, limited warranty period offered	90 days